Share Based Compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of share-based compensation assumptions

							SBC Expense - 3 Months Ending
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Options Granted	Expected Life (Yrs)	3/31/2023	3/31/2022

3/22/2021	3/22/2026	$0.0900	$190,202	211%	2,000,000	3.4	$14,262	$11,888
8/24/2022	8/24/2032	$0.0600	$43,456	178%	730,000	5.5	–	–
10/12/2022	10/12/2032	$0.0600	$106,109	162%	2,250,000	5.5	–	–
1/16/2023	1/16/2028	$0.0675	$13,267	174%	250,000	3.3	7,738	–
							$22,000	$11,888

Schedule of stock options activity

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2021	2,000,000	$0.09	4.2	$80,000
Exercised	–	–	–	–
Issued	2,980,000	0.06	10.0	–
Canceled	–	–	–	–
Balance at December 31, 2022	4,980,000	0.07	7.1	–
Exercised	–	–	–	–
Issued	250,000	0.068	5.0	–
Canceled	–	–	–	–
Balance at March 31, 2023	5,230,000	0.07	6.8	–
Options exercisable at March 31, 2023	5,105,000	0.07	6.8	–